Commitments And Contingent Liabilities (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended					12 Months Ended
	Apr. 08, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Cass Lake, Minnesota [Member]	Jun. 30, 2011 Cass Lake, Minnesota [Member]	Dec. 31, 2011 Kalamazoo River Superfund Site [Member]	Dec. 31, 2011 San Jacinto River Superfund Site [Member]
Commitments and Contingent Liabilities [Line Items]
Rent expense		$ 205,000,000	$ 210,000,000	$ 216,000,000
Accrual for loss contingencies					51,000,000	46,000,000
Estimated remedial costs with a probable liability		98,000,000
Environmental remediation on closed or formerly-owned facilities, recorded as liabilities in balance sheet		47,000,000
Number of manufacturer's lawsuit dismissed by violation of act	8
Value Added Tax, cumulative benefit recorded		45,000,000
Potential remediation costs							79,000,000
Potential civil penalties per day, minimum								50
Potential civil penalties per day, maximum								$ 25,000